State StreetGlobal All Cap Equity ex-US Index Portfolio Shareholder Fees - State StreetGlobal All Cap Equity ex-US Index Portfolio - State StreetGlobal All Cap Equity ex-US Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%